Subsequent Events (Details Narrative) (10-K) $ in Thousands	Mar. 11, 2016 USD ($)	Jan. 07, 2016 USD ($)	Jan. 07, 2016 USD ($)	Mar. 28, 2016 USD ($)	Feb. 29, 2016 USD ($)
Proceeds from secured lines of credit			$ 109,500
Line of credit facility, interest rate description			The new facility features two tranches, including one tranche denominated in USD representing 71% of the facility and another tranche denominated in Colombian Pesos (COP) representing the remaining 29%. Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches.
Line of credit facility, maximum borrowing capacity					$ 25,000
Subsequent Event [Member]
Proceeds from secured lines of credit		$ 109,500
Line of credit facility, capacity available for specific purpose other than for trade purchases		83,500	$ 83,500
Line of credit facility, capacity available for trade purchases		$ 26,000	$ 26,000
Line of credit facility, expiration period		7 years
Line of credit facility, interest rate description		Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches.
Proceeds from lines of credit	$ 25,000
Debt instrument refinanced with proceeds from line of credit		$ 51,600
Subsequent Event [Member] | Minimum [Member]
Stockholders equity warrant to stock conversion ratio	2.3
Subsequent Event [Member] | Maximum [Member]
Stockholders equity warrant to stock conversion ratio	2.5
Subsequent Event [Member] | Short-Term Investments [Member]
Line of credit facility, maximum borrowing capacity				$ 6,000
Subsequent Event [Member] | Tranche One [Member]
Line of credit currency translation percentage		71.00%	71.00%
Subsequent Event [Member] | Tranche Two [Member]
Line of credit currency translation percentage		29.00%	29.00%